Employee Benefit Plans (Details) - USD ($) $ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
China Contribution Plan
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 37.8	$ 21.4	$ 58.4	$ 34.3